CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Preferred Stock Shares, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock Shares, Authorized	5,000,000	0	0
Preferred Stock Shares, Issued	5,000,000	0	0
Preferred Stock Shares, Outstanding	5,000,000	0	0
Common Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	254,321,787	97,656,095	92,408,298
Common stock, outstanding	254,321,787	97,656,095	92,408,298